Inventories (Details) - Schedule of inventories - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Schedule Of Inventories Abstract
Finished goods	$ 95,670	$ 86,908
Raw materials	9,870	9,871
Work-in-process	90,965	96,197
Inventories	$ 196,505	$ 192,976